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                      AIM ADVISOR INTERNATIONAL VALUE FUND

                       Supplement dated January 26, 2001
                   to the Prospectus dated September 11, 2000

The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

         o Ingrid E. Baker, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the subadvisor and/or its affiliates since 1999. From 1997 to 1999, she was a senior portfolio manager with HSBC Asset Management. From 1994 to 1997, she was a portfolio manager with AIG Global Investment Corp.

         o Frank J. Crown, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the subadvisor and/or its affiliates since 1995.

         o W. Lindsay Davidson, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the subadvisor and/or its affiliates since 1984.

         o Michele T. Garren, Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the subadvisor and/or its affiliates since 1997. From 1993 to 1996, she was a senior portfolio manager with AIG Global Investment Corp.

         o Erik B. Granade, Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the subadvisor and/or its affiliates since 1996. From 1994 to 1996, he was a portfolio manager with Cashman Farrell & Associates.

         o Charles F. Radtke, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the subadvisor and/or its affiliates since 2000. From 1994 to 2000, he was a vice president, portfolio manager, and research analyst with Templeton Worldwide, Inc.

         o Stephen K. Thomas, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the subadvisor and/or its affiliates since 2000. He was a portfolio manager from 1999 to 2000 and a research analyst from 1997 to 1999 with SunTrust Capital Management. Prior to 1997, he was a full time student.

         o Kent A. Starke, Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the subadvisor and/or its affiliates since 1992."